Label	Element	Value
Jackson Square Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Jackson Square Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Jackson Square Global Growth Fund (the “Fund” or the “Global Growth Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees or acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is non-diversified and invests primarily in common stocks of growth-oriented U.S. and non-U.S. companies of any size, which may include companies located or operating in developed, emerging, or frontier markets, that the Adviser believes have long-term capital appreciation potential and may grow faster than the global economy.  The Fund tends to hold a relatively focused portfolio of between 25 and 50 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.  Although the Fund may invest in companies of any size, the Fund will primarily invest in mid- and large-cap companies.  From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Under normal circumstances, the Fund will invest at least 40% of its net assets in non-U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), and it will invest in equity securities of issuers located in at least 3 different countries including the U.S.  Subject to this limitation, there is no further limit on the amount of the Fund’s total assets that may be invested in a single country.  Although the Fund can invest in companies from any country, it will invest mainly in countries with developed economies.  The Fund will limit its investments in emerging market and frontier market securities to a maximum of 30% of its total assets and typically substantially less.  The Fund determines that a market is an emerging market if it is included in the MSCI Emerging Markets Index; the Fund determines that a market is a frontier market if it is included in the MSCI Frontier Markets Index.  To the extent the Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

Holdings are typically sold to make room in the portfolio for more attractive stocks, or where the holding reaches the Adviser’s estimate for its intrinsic value, or in response to an unexpected, negative fundamental change, including a change in management’s strategic direction.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.  Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Forward Foreign Currency Risk.  The use of forward foreign currency exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.  The use of these investments as a hedging technique to reduce the Fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk. The Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Newer Fund Risk.  The Fund has a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return has varied for annual periods through December 31, 2017.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual returns over time compared with a broad-based securities market index.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at http://www.jspfunds.com or by calling 844-577-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return has varied for annual periods through December 31, 2017.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-577-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.jspfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Fund’s highest quarterly return was 10.86% for the quarter ended September 30, 2017 and its lowest quarterly return was 3.25% for the quarter ended December 31, 2017.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.25%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for IS Class shares only. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). After tax returns are shown for IS Class shares only. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2017
Jackson Square Global Growth Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2016
Jackson Square Global Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	1.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	726
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,982
Jackson Square Global Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	1.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	677
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,855
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2016
Jackson Square Global Growth Fund | IS Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,634
Annual Return 2017	rr_AnnualReturn2017	33.83%
Label	rr_AverageAnnualReturnLabel	IS Class Share Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2016
Jackson Square Global Growth Fund | IS Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	IS Class Share Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.04%
Jackson Square Global Growth Fund | IS Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	IS Class Share Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.41%

[1]	The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees or acquired fund fees and expenses ("AFFE").
[2]	Jackson Square Partners, LLC (the "Adviser" or "Jackson Square") has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, AFFE, leverage/borrowing interest, other interest expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.05% of the average daily net assets of the Fund. Fees reduced and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2019.